Marketable securities and other investments (Tables)	12 Months Ended
Mar. 31, 2014
Marketable Securities and Other Investments

“Marketable securities and other investments” as of March 31, 2013 and 2014 comprised the following:

	Millions of yen
	2013	2014
Marketable securities:
Available-for-sale	¥140,865	¥158,775
Other investments	15,058	13,100

Marketable securities and other investments (Non-current)	¥155,923	¥171,875

Carrying Amount and Fair Value of Debt Securities Classified as Available-For-Sale

The carrying amount and fair value of debt securities classified as available-for-sale included in “Marketable securities and other investments” as of March 31, 2013 and 2014, aggregated by maturities, were as follows:

	Millions of yen
	2013		2014
	Carrying amount	Fair value	Carrying amount	Fair value
Due after 1 year through 5 years	¥—	¥—	¥5	¥5
Due after 5 years through 10 years	—	—	—	—
Due after 10 years	—	—	—	—

Total	¥—	¥—	¥5	¥5

Cost, Gross Unrealized Holding Gains and Losses and Fair Value by Type of Available-for-Sale Securities

The cost, gross unrealized holding gains and losses and fair value as of March 31, 2013 and 2014, aggregated by type of available-for-sale securities included in “Marketable securities and other investments,” were as follows:

	Millions of yen
	2013
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥95,452	¥46,539	¥1,126	¥140,865

	Millions of yen
	2014
	Cost /Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
Available-for-sale:
Equity securities	¥105,482	¥53,498	¥210	¥158,770
Debt securities	5	—	0	5

Proceeds and Gross Realized Gains (Losses) from Sale of Available-for-Sale Securities and Other Investments

The proceeds and gross realized gains (losses) from the sale of available-for-sale securities and other investments for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Millions of yen
	2012	2013	2014
Proceeds	¥2,189	¥1,723	¥2,729
Gross realized gains	1,211	836	1,846
Gross realized losses	(202)	(44)	(44)

Fair Value of and Gross Unrealized Holding Losses on Available-for-Sale Securities and Cost Method Investments Included in Other Investments

The fair value of and gross unrealized holding losses on available-for-sale securities and cost method investments included in other investments as of March 31, 2013 and 2014, aggregated by investment category and length of time during which individual securities were in a continuous unrealized loss position, were as follows:

	Millions of yen
	2013
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥4,013	¥1,124	¥10	¥2	¥4,023	¥1,126
Cost method investments	271	1,730	215	936	486	2,666

	Millions of yen
	2014
	Less than 12 months		12 months or longer		Total
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Available-for-sale:
Equity securities	¥6,816	¥210	¥—	¥—	¥6,816	¥210
Debt securities	5	0	—	—	5	0
Cost method investments	16	110	326	1,674	342	1,784

Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment

The aggregate carrying amount of cost method investments included in other investments and the aggregate carrying amount of investments whose fair values were not evaluated for impairment as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Cost method investments included in other investments	¥15,014	¥13,061
Including: Investments whose fair values were not evaluated for impairment	11,856	10,836